WARRANTS TO PURCHASE REDEEMABLE CONVERTIBLE PREFERRED STOCK	12 Months Ended
Dec. 31, 2022
Notable Labs Inc [Member]
Restructuring Cost and Reserve [Line Items]
WARRANTS TO PURCHASE REDEEMABLE CONVERTIBLE PREFERRED STOCK

Note 9. Warrants to Purchase Redeemable Convertible Preferred Stock

In connection with the issuance of Series C redeemable convertible preferred stock, the Company issued warrants to purchase Series C redeemable convertible preferred stock (“Series C Warrant”, collectively “Series C Warrants”). The Series C Warrant holders are entitled to purchase up to 1,510,138 Series C redeemable convertible preferred shares at an exercise price of $7.13 per share. The Series C Warrants are fully vested upon issuance and expire in June 2032. There have been no exercises of Series C Warrants as of December 31, 2022.

The Company measures its Series C Warrant liability, classified as a Level 3 liability, at fair value on a recurring basis with the change in fair value recorded in the consolidated statements of operations and comprehensive loss until the warrants are exercised, expire or other facts and circumstances lead the warrant liability to be reclassified as an equity instrument. The fair value is determined using an option-pricing backsolve method. The fair value of the Series C Warrant Liability as of December 31, 2022 was determined by using a probability weighted expected return method under a scenario in which the Company completes a merger with a public company and a scenario in which the Company continues to operate until a later exit, which was estimated using the option pricing method.

The following assumptions were used in estimating the fair value of the warrants:

As of issuance in July 2022:

Risk-free interest rate	3.11%
Expected life (years)	2.5
Expected volatility	95.0%
Annual dividend yield	0.0%

As of December 31, 2022:

Risk-free interest rate	4.41%
Expected life (years)	2.00
Expected volatility	95.0%
Annual dividend yield	0.00%

The following is a summary of the Company’s redeemable convertible preferred stock warrant liability activity for the years ended December 31, 2022:

Redeemable convertible preferred stock warrant liability
Balance as of December 31, 2021	$—
Fair value of warrants at issuance	2,053
Change in fair value	3,060
Balance as of December 31, 2022	$5,113